Document and Entity Information	Apr. 29, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 29, 2026
Entity Registrant Name	Autolus Therapeutics plc
Entity Incorporation State Country Code	X0
Entity File Number	001-38547
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	The Mediaworks
Entity Address Address Line 2	191 Wood Lane
Entity Address City Or Town	London
Entity Address Postal Zip Code	W12 7FP
Entity Address Country	GB
Country Region	44
City Area Code	20
Local Phone Number	3829 6230
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001730463
Amendment Flag	false
American Depositary Shares [Member]
Document And Entity Information [Line Items]
Security 12b Title	American Depositary Shares, each representing one ordinary share, nominal value $0.000042 per share
Trading Symbol	AUTL
Security Exchange Name	NASDAQ
Ordinary shares [Member]
Document And Entity Information [Line Items]
Security 12b Title	Ordinary shares, nominal value $0.000042 per share*
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true